SHORT-TERM BORROWINGS - Due to third party (Details)	12 Months Ended
Jun. 30, 2021 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to third parties	¥ 530,000
Interest 15 annual interest due on September 23, 2021
Short-term Debt [Line Items]
Total short-term borrowings due to third parties	¥ 230,000
Debt Instrument, Interest Rate Percentage	15.00%
Interest-free, due on May 12, 2022
Short-term Debt [Line Items]
Total short-term borrowings due to third parties	¥ 200,000
Interest-free, due on June 21, 2022
Short-term Debt [Line Items]
Total short-term borrowings due to third parties	¥ 100,000